Document and Entity Information	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Sep. 02, 2013
Document And Entity Information
Entity Registrant Name	SANWIRE CORPORATION	SANWIRE CORPORATION
Entity Central Index Key	0001096759	0001096759
Document Type	S-1	S-1
Document Period End Date	Jun. 30, 2013	Dec. 31, 2012
Amendment Flag	false	false
Current Fiscal Year End Date	--12-31	--12-31
Is Entity a Well-known Seasoned Issuer?	No	No
Is Entity a Voluntary Filer?	No	No
Is Entity's Reporting Status Current?	Yes	Yes
Entity Filer Category	Smaller Reporting Company	Smaller Reporting Company
Entity Common Stock, Shares Outstanding			46,553,147
Document Fiscal Period Focus	Q2	FY
Document Fiscal Year Focus	2013	2012